Capital and financial risk management - Risk management strategy of hedge relationships - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Fair value hedges
Risk management strategy of hedge relationships
Loss from foreign currency basis outside the cash flow and net investment hedge relationships	€ 1,271	€ 754
Gain from foreign currency basis outside the cash flow and net investment hedge relationships	0	1
Net ineffectiveness on the fair value hedges, recognised in the income statement	8	2
Loss in relation to fair value of bonds previously designated in fair value hedge relationships	889	749
Cash flow hedges
Risk management strategy of hedge relationships
Hedge ineffectiveness of swaps	0	0
Net investment hedge
Risk management strategy of hedge relationships
Hedge ineffectiveness of swaps	0	0
Interest rate risk | Fair value hedges
Risk management strategy of hedge relationships
Cumulative fair value adjustment for the hedged interest rate risk	€ 85	€ 86